Distribution Date:	07/17/24	Wells Fargo Commercial Mortgage Trust 2014-LC16
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-LC16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14	Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	15		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	16		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20-21
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94988XAQ9	1.294000%	51,024,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94988XAR7	2.819000%	112,071,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94988XAS5	3.432000%	14,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94988XAT3	3.548000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	94988XAU0	3.817000%	231,235,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94988XAV8	3.477000%	73,429,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94988XAW6	4.020000%	53,574,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.50%
B	94988XAZ9	4.322000%	71,837,000.00	57,261,676.16	6,356,568.56	206,237.47	0.00	0.00	6,562,806.03	50,905,107.60	54.11%	17.13%
C	94988XBA3	4.458000%	38,963,000.00	38,963,000.00	0.00	176,204.86	0.00	0.00	176,204.86	38,963,000.00	18.98%	13.13%
D	94988XAC0	3.938000%	59,662,000.00	21,055,395.07	0.00	0.00	0.00	186.00	0.00	21,055,209.07	0.00%	7.00%
E	94988XAE6	3.250000%	19,481,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.00%
F	94988XAG1	3.250000%	15,829,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.38%
G	94988XAJ5	3.250000%	32,875,228.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94988XAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			974,069,228.35	117,280,071.23	6,356,568.56	382,442.33	0.00	186.00	6,739,010.89	110,923,316.67

X-A	94988XAX4	4.835985%	735,422,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94988XAY2	0.537743%	170,462,000.00	117,280,071.23	0.00	52,555.45	0.00	0.00	52,555.45	110,923,316.67
X-C	94988XAA4	4.835985%	19,481,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	94988XBB1	4.835985%	48,704,228.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			974,069,228.35	117,280,071.23	0.00	52,555.45	0.00	0.00	52,555.45	110,923,316.67

Deal Distribution Total					6,356,568.56	434,997.78	0.00	186.00	6,791,566.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94988XAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94988XAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94988XAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94988XAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	94988XAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94988XAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94988XAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94988XAZ9	797.10561633	88.48599691	2.87090872	0.00000000	0.00000000	0.00000000	0.00000000	91.35690563	708.61961942
C	94988XBA3	1,000.00000000	0.00000000	4.52236378	(0.80736391)	39.92906732	0.00000000	0.00000000	4.52236378	1,000.00000000
D	94988XAC0	352.91131826	0.00000000	0.00000000	1.15813734	136.51473199	0.00000000	0.00311756	0.00000000	352.90820070
E	94988XAE6	0.00000000	0.00000000	0.00000000	0.00000000	116.45832965	0.00000000	0.00000000	0.00000000	0.00000000
F	94988XAG1	0.00000000	0.00000000	0.00000000	0.00000000	116.45833786	0.00000000	0.00000000	0.00000000	0.00000000
G	94988XAJ5	0.00000000	0.00000000	0.00000000	0.00000000	70.46234068	0.00000000	0.00000000	0.00000000	0.00000000
R	94988XAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94988XAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94988XAY2	688.01299545	0.00000000	0.30831182	0.00000000	0.00000000	0.00000000	0.00000000	0.30831182	650.72166624
X-C	94988XAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	94988XBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	06/01/24 - 06/30/24	30	0.00	206,237.47	0.00	206,237.47	0.00	0.00	0.00	206,237.47	0.00
C	06/01/24 - 06/30/24	30	1,587,213.57	144,747.54	0.00	144,747.54	(31,457.32)	0.00	0.00	176,204.86	1,555,756.25
D	06/01/24 - 06/30/24	30	8,075,645.15	69,096.79	0.00	69,096.79	69,096.79	0.00	0.00	0.00	8,144,741.94
E	N/A	N/A	2,268,724.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,268,724.72
F	N/A	N/A	1,843,419.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,843,419.03
G	N/A	N/A	2,316,465.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,316,465.54
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	06/01/24 - 06/30/24	30	0.00	52,555.45	0.00	52,555.45	0.00	0.00	0.00	52,555.45	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			16,091,468.01	472,637.25	0.00	472,637.25	37,639.47	0.00	0.00	434,997.78	16,129,107.48

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	6,791,566.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	476,345.64	Master Servicing Fee	2,927.87
Interest Reductions due to Nonrecoverability Determination	(8,840.82)	Certificate Administrator Fee	249.35
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	48.87
ARD Interest	0.00	Trust Advisor Fee	122.17
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	467,504.82	Total Fees	3,558.25

Principal		Expenses/Reimbursements
Scheduled Principal	6,356,754.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	11,427.52
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,521.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	186.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,356,754.56	Total Expenses/Reimbursements	29,134.78

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	434,997.78
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,356,568.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,791,566.34
Total Funds Collected	6,824,259.38	Total Funds Distributed	6,824,259.37

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	117,280,071.23	117,280,071.23	Beginning Certificate Balance	117,280,071.23
(-) Scheduled Principal Collections	6,356,754.56	6,356,754.56	(-) Principal Distributions	6,356,568.56
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	186.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	186.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	110,923,316.67	110,923,316.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	118,489,461.78	118,489,461.78	Ending Certificate Balance	110,923,316.67
Ending Actual Collateral Balance	112,174,993.67	112,174,993.67

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	9,771.00	0.00	UC / (OC) Change	0.00
Current Period Advances	186.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	9,957.00	0.00	Net WAC Rate	4.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	Less than 1.31	4	30,759,958.48	27.73%	(2)	5.0969	0.884593
2,000,001 to 3,000,000	1	2,001,695.08	1.80%	(2)	5.3000	0.990600	1.31 to 1.40	1	28,000,000.00	25.24%	(1)	4.5800	1.347000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	2	11,057,073.40	9.97%	(2)	4.6255	1.529155	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	1	10,909,343.86	9.84%	(3)	5.2500	1.739400
7,000,001 to 8,000,000	1	7,207,382.44	6.50%	(3)	5.7670	0.771200	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	28,268,669.52	25.48%	(2)	4.9107	2.120639
10,000,001 to 15,000,000	2	23,894,688.67	21.54%	(2)	4.8424	2.034814	2.26 to 2.50	1	12,985,344.81	11.71%	(1)	4.5000	2.283000
15,000,001 to 20,000,000	1	16,333,357.41	14.72%	(2)	4.9000	0.898700	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	50,429,119.67	45.46%	(1)	4.7688	1.700322	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	9	110,923,316.67	100.00%	(2)	4.8642	1.564098
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	9	110,923,316.67	100.00%	(2)	4.8642	1.564098
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	5,217,523.55	4.70%	(2)	4.7100	0.956400
							Lodging	2	18,116,726.30	16.33%	(3)	5.4557	1.354221
Colorado	2	44,333,357.41	39.97%	(1)	4.6979	1.181837
							Multi-Family	1	2,001,695.08	1.80%	(2)	5.3000	0.990600
Illinois	2	14,987,039.89	13.51%	(1)	4.6068	2.110385
							Office	2	44,333,357.41	39.97%	(1)	4.6979	1.181837
Louisiana	1	7,207,382.44	6.50%	(3)	5.7670	0.771200
							Retail	4	46,471,537.88	41.90%	(2)	4.7734	2.035294
Ohio	1	22,429,119.67	20.22%	(2)	5.0046	2.141400
							Totals	9	110,923,316.67	100.00%	(2)	4.8642	1.564098
Texas	2	16,748,893.71	15.10%	(3)	5.0059	1.844519

Totals	9	110,923,316.67	100.00%	(2)	4.8642	1.564098

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	1	12,985,344.81	11.71%	(1)	4.5000	2.283000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	39,057,073.40	35.21%	(1)	4.5929	1.398568	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	1	16,333,357.41	14.72%	(2)	4.9000	0.898700	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	2	33,338,463.53	30.06%	(2)	5.0849	2.009854	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	1	2,001,695.08	1.80%	(2)	5.3000	0.990600	49 months or greater	9	110,923,316.67	100.00%	(2)	4.8642	1.564098
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000	Totals	9	110,923,316.67	100.00%	(2)	4.8642	1.564098
	5.751% to 6.000%	1	7,207,382.44	6.50%	(3)	5.7670	0.771200
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	110,923,316.67	100.00%	(2)	4.8642	1.564098
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	110,923,316.67	100.00%	(2)	4.8642	1.564098	Interest Only	1	28,000,000.00	25.24%	(1)	4.5800	1.347000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	2	13,046,932.29	11.76%	(3)	5.2223	1.339493
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	6	69,876,384.38	63.00%	(2)	4.9112	1.693028
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	110,923,316.67	100.00%	(2)	4.8642	1.564098	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	9	110,923,316.67	100.00%	(2)	4.8642	1.564098
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	8	108,921,621.59	98.20%	(2)	4.8562	1.574638			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	2,001,695.08	1.80%	(2)	5.3000	0.990600
	Totals	9	110,923,316.67	100.00%	(2)	4.8642	1.564098
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	780922606	OF	Greenwood Village	CO	Actual/360	4.580%	106,866.67	0.00	0.00	N/A	06/01/24	--	28,000,000.00	28,000,000.00	05/01/24
8	28000463	RT	Akron	OH	Actual/360	5.005%	93,719.30	42,839.08	0.00	N/A	05/06/24	--	22,471,958.75	22,429,119.67	07/06/24
13	28000452	OF	Greenwood Village	CO	Actual/360	4.900%	66,833.40	34,004.68	0.00	N/A	05/06/24	--	16,367,362.09	16,333,357.41	04/06/24
17	310921328	RT	Naperville	IL	Actual/360	4.500%	48,817.89	32,758.44	0.00	N/A	06/01/24	--	13,018,103.25	12,985,344.81	07/01/24
24	28000459	LO	Grapevine	TX	Actual/360	5.250%	47,839.19	25,327.80	0.00	N/A	04/06/24	--	10,934,671.66	10,909,343.86	04/06/24
28	300571093	LO	Covington	LA	Actual/360	5.767%	34,757.37	24,947.84	0.00	N/A	04/06/24	--	7,232,330.28	7,207,382.44	06/06/21
34	310921116	RT	Houston	TX	Actual/360	4.550%	22,226.81	22,467.13	0.00	N/A	05/01/24	--	5,862,016.98	5,839,549.85	06/01/24
36	28000473	OF	Dallas	TX	Actual/360	5.047%	25,921.64	6,163,258.56	0.00	N/A	05/06/24	--	6,163,258.56	0.00	07/06/24
50	780922681	RT	Barstow	CA	Actual/360	4.710%	20,522.55	11,151.03	0.00	N/A	05/11/24	--	5,228,674.58	5,217,523.55	04/11/24
77	860923146	MF	Chicago	IL	Actual/360	5.300%	0.00	0.00	0.00	N/A	05/01/24	--	2,001,695.08	2,001,695.08	08/01/18
Totals							467,504.82	6,356,754.56	0.00				117,280,071.23	110,923,316.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	2,128,946.78	0.00	--	--	--	0.00	0.00	105,782.84	215,397.78	949,402.87	0.00
8	2,652,807.00	940,799.86	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,097,776.51	967,893.83	01/01/23	09/30/23	07/11/24	12,142,371.14	0.00	100,068.13	300,441.50	0.00	0.00
17	2,398,330.60	598,261.63	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,853,341.60	0.00	--	--	07/11/24	0.00	0.00	72,925.97	218,946.94	0.00	0.00
28	970,286.00	0.00	--	--	05/13/24	2,386,119.52	914,151.70	48,118.28	1,290,157.98	0.00	0.00
34	1,280,190.98	0.00	--	--	--	0.00	0.00	44,596.24	44,596.24	0.00	0.00
36	383,893.16	101,321.52	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	399,138.00	0.00	--	--	--	0.00	0.00	31,427.61	94,358.56	0.00	0.00
77	185,186.00	151,829.00	04/01/18	03/31/19	07/12/21	545,963.18	129,836.50	(160.89)	601,653.09	0.00	186.00
Totals	13,349,896.63	2,760,105.84				15,074,453.84	1,043,988.20	402,758.19	2,765,552.09	949,402.87	186.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	7,207,382.44	0	0.00	0	0.00	0	0.00	4.864160%	4.655387%	(2)
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	7,232,330.28	0	0.00	0	0.00	0	0.00	4.873929%	4.687271%	(1)
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	7,256,001.98	0	0.00	0	0.00	0	0.00	4.869491%	4.709039%	0
04/17/24	0	0.00	0	0.00	1	2,001,695.08	0	0.00	1	7,280,717.28	0	0.00	0	0.00	1	27,298,555.98	4.848306%	4.778471%	1
03/15/24	0	0.00	0	0.00	2	9,305,844.96	0	0.00	1	7,304,149.88	0	0.00	0	0.00	3	36,673,343.76	4.856085%	4.815330%	2
02/16/24	0	0.00	0	0.00	4	115,498,900.75	0	0.00	1	7,329,803.47	0	0.00	0	0.00	3	12,814,776.47	4.837394%	4.735548%	3
01/18/24	0	0.00	0	0.00	4	115,712,154.59	0	0.00	1	7,352,993.51	0	0.00	0	0.00	0	0.00	4.838167%	4.748503%	3
12/15/23	0	0.00	0	0.00	4	115,924,512.12	0	0.00	2	7,376,068.96	0	0.00	0	0.00	2	9,799,096.24	4.861774%	4.775841%	4
11/17/23	0	0.00	0	0.00	4	116,151,319.65	0	0.00	2	20,604,332.47	0	0.00	0	0.00	0	0.00	4.859782%	4.770093%	5
10/17/23	0	0.00	0	0.00	4	116,361,831.82	0	0.00	2	20,656,499.20	0	0.00	0	0.00	2	6,710,960.11	4.859846%	4.770168%	6
09/15/23	0	0.00	0	0.00	4	116,586,860.80	0	0.00	2	20,711,365.74	0	0.00	0	0.00	0	0.00	4.859931%	4.771428%	7
08/17/23	0	0.00	0	0.00	4	116,795,542.89	0	0.00	2	20,763,055.57	0	0.00	0	0.00	0	0.00	4.859993%	4.771500%	8
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	780922606	05/01/24	1	5	105,782.84	215,397.78	949,402.87	28,000,000.00	05/10/24	13
13	28000452	04/06/24	2	5	100,068.13	300,441.50	6,246.00	16,432,743.19	03/22/24	13
24	28000459	04/06/24	2	5	72,925.97	218,946.94	9,286.00	10,983,412.57	04/05/24	13
28	300571093	06/06/21	36	5	48,118.28	1,290,157.98	6,217.24	8,037,267.08	11/20/19	7			06/29/21
34	310921116	06/01/24	0	5	44,596.24	44,596.24	0.00	5,861,357.91	07/08/24	13
50	780922681	04/11/24	2	5	31,427.61	94,358.56	0.00	5,250,165.93	05/10/24	13
77	860923146	08/01/18	70	5	(160.89)	601,653.09	197,880.23	2,195,582.51	09/14/18	13
Totals					402,758.19	2,765,552.09	1,169,032.34	76,760,529.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		110,923,317	35,414,464	68,301,470		7,207,382
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	110,923,317	41,254,014	28,000,000	32,460,225	2,001,695	7,207,382
Jun-24	117,280,071	28,635,217	41,018,103	38,392,725	2,001,695	7,232,330
May-24	142,418,653	60,561,800	0	72,599,156	2,001,695	7,256,002
Apr-24	252,270,970	232,005,146	0	0	12,985,108	7,280,717
Mar-24	305,655,285	296,349,440	0	0	2,001,695	7,304,150
Feb-24	436,552,566	321,053,665	0	0	108,169,097	7,329,803
Jan-24	521,625,943	405,913,789	0	0	108,359,161	7,352,994
Dec-23	558,319,627	442,395,115	0	0	108,548,443	7,376,069
Nov-23	578,097,486	448,742,044	0	0	108,751,110	20,604,332
Oct-23	579,246,561	449,651,282	0	0	108,938,780	20,656,499
Sep-23	591,357,611	461,506,352	0	0	109,139,892	20,711,366
Aug-23	592,518,182	462,429,163	0	0	109,325,963	20,763,056
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	780922606	28,000,000.00	28,000,000.00	46,600,000.00	03/24/14	1,751,456.78	1.34700	12/31/23	06/01/24	I/O
13	28000452	16,333,357.41	16,432,743.19	4,750,000.00	06/07/24	815,619.83	0.89870	09/30/23	05/06/24	238
24	28000459	10,909,343.86	10,983,412.57	21,000,000.00	05/14/24	1,527,217.15	1.73940	12/31/23	04/06/24	236
28	300571093	7,207,382.44	8,037,267.08	8,000,000.00	03/26/24	552,590.00	0.77120	12/31/23	04/06/24	176
34	310921116	5,839,549.85	5,861,357.91	20,500,000.00	10/24/13	1,094,619.98	2.04090	12/31/23	05/01/24	177
50	780922681	5,217,523.55	5,250,165.93	8,010,000.00	03/12/14	363,543.00	0.95640	12/31/23	05/11/24	238
77	860923146	2,001,695.08	2,195,582.51	3,200,000.00	03/07/14	151,829.00	0.99060	03/31/19	05/01/24	238
Totals		75,508,852.19	76,760,529.19	112,060,000.00		6,256,875.74

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	780922606	OF	CO	05/10/24	13

Loan transferred to the Special Servicer on 5/10/2024 for imminent default due to Borrower's inability to pay off at maturity (6/1/2024). Loan is cash managed. Collateral consists of 2 identical 3- and 4-story Class B+ office buildings totaling 329.9

K SF in Greenwood Village, CO. As of 3/31/2024 property is 72% occupied. Lender has engaged counsel and has started the process of implementing a Receiver. Loan will be dual tracked while discussions with the Borrower are ongoing and foreclosure is in process.

13	28000452	OF	CO	03/22/24	13

Loan transferred to the Special Servicer due to upcoming maturity (5/1/2024). Loan is secured by 145,276 SF Class B+ office property located in Greenwood Village, CO. As of 2/23/24, property is 90% occupied with ~65k SF of roll occurring in

2025. Borrower has submitted a 2yr extension of the T1 lease for lender review. Cash Management is in-place. Borrower has engaged 1st Service Solutions who has submitted an updated proposal on the borrower's behalf. Lender is evaluating the updated proposal and will continue dual-tracking remedies while discussing workout proposals.

24	28000459	LO	TX	04/05/24	13

Imminent default due to Borrower's inability to refinance the loan prior to the maturity date (4/6/2024). Loan was not paid off at maturity, Lender has engaged counsel and sent out a notice of default. Borrower has signed the PNL and started to return DD requests. Borrower has indicated they plan to sell the Property. Discussions are ongoing.

28	300571093	LO	LA	11/20/19	7

REO Title Date: 6/28/2021. Description of Collateral: Subject is a 116-room, Hilton Garden Inn-branded hotel built by the Borrower in 2011 and located in Covington, LA. Amenities include 1.5K SF of meeting space ,a full-service restaurant, an indoor/roved 2023 Capex Budget and instructed PM to start work ASAP.

Fitness room flooring and exterior lighting upgrades were approved. Operations Summary: All rooms are now back online and in leasable condition. Marketing Summary: Asset was included in the 12/14/2022 Auction, but did not meet reserve. Asset will be included in the July 24, 2024 Real Insite Auction. Listing broker is Avison & Young

34	310921116	RT	TX	07/08/24	13
The loan was not paid in full at maturity date (5-1-24).

50	780922681	RT	CA	05/10/24	13

The senior loan transferred to Special Servicer for maturity default caused by a failure to refinance due to 99 Cent Only declaring bankruptcy. The loan is secured by a 110,100sf, retail strip center in Barstow, CA. The property is 29.8% occupied as of 6/1/2024 after 99 Cent Only has vacated. Borrower had a signed refinance application and was near closing when 99 Cent Only declared bankruptcy and their intention to close the location. The refinance dried up along with a potential sale. Cash Management is in-place. Borrower would like to complete and workout and hold on to the property. Lender is awaiting a proposal from the Borrower. Lender will dual track remedies while continuing workout discussions with the borrower.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
77	860923146	MF	IL	09/14/18	13

Loan was transferred to SS on 11/5/2018 due to the loan being 60+ days delinquent. In addition, on 8/15/2018, the U.S. Securities and Exchange Commission ('SEC') filed a securities fraud complaint against EquityBuild, Inc., EquityBuild

Finance, LLC, Jerome Cohen ('Guarantor'), and Shaun Cohen. On 8/17/2018 the Court appointed Kevin B. Duff, as the receiver for the Estate of Defendants EquityBuild, Inc., EquityBuild Finance, LLC, their affiliates, and the affiliate entities of Defendants Jerome Cohen and Shaun Cohen. Per an Order Appointing Receiver dated 8/17/2018, no party may institute or pursue any action for collection, foreclosure or other remedy against the Receivership Defendants and/or

Receivership Assets until further Order from the Court. The collateral Property securing the Loan was sold on 5/29/19 by the Receiver per Court order with sales proceeds escrowed by the Court. The distribution of proceeds is litigated through a claims process, with scheduling to occur in tranches. On 8/17/21, the Court granted the Receiver a priming lien and approved payment of certain fees from the sales proceeds, subject to a 20% holdback among other conditions.

Receiver has also obtained court approval to allocate fees from sales proceeds. The court granted individual investors priority over the institutional lender in Tranche 1, per a Memorandum Opinion and Order. The litigation continues with subject claims held in Tranche 5 which is scheduled to begin in November 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	310922175	0.00	4.59000%	0.00	4.59000%	8	10/04/22	10/04/22	--
24	28000459	0.00	5.25000%	0.00	5.25000%	8	10/29/21	06/11/20	--
52	440000377	0.00	5.03400%	0.00	5.03400%	8	09/03/21	09/01/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1A	440000359	03/15/24	53,083,701.10	79,000,000.00	16,900,272.27	1,173,640.57	16,900,272.27	15,726,631.70	37,357,069.40	0.00	0.00	37,357,069.40	62.26%
1B	440000360	03/15/24	53,083,701.10	79,000,000.00	16,900,272.27	1,173,640.57	16,900,272.27	15,726,631.70	37,357,069.40	0.00	0.00	37,357,069.40	62.26%
3	440000375	12/17/21	54,000,000.00	57,500,000.00	30,200,277.10	1,807,342.50	30,200,277.10	28,392,934.60	25,607,065.40	0.00	2,393,145.39	23,213,920.01	42.98%
6	310922175	04/17/24	27,349,192.84	35,370,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
12	300571108	06/17/20	19,276,701.06	18,660,000.00	21,641,271.88	1,531,258.33	21,641,271.88	20,110,013.55	18,777.74	0.00	0.00	18,777.74	0.08%
18	440000381	12/15/23	13,204,122.48	26,090,000.00	4,951,765.65	497,710.23	4,951,765.65	4,454,055.42	8,750,067.06	0.00	0.00	8,750,067.06	54.68%
29	28000450	07/17/19	8,688,212.19	15,400,000.00	8,738,058.22	49,846.03	8,738,058.22	8,688,212.19	0.00	0.00	(495.00)	495.00	0.00%
38	28000461	06/17/19	6,356,096.43	11,850,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			235,041,727.20	322,870,000.00	99,331,917.39	6,233,438.23	99,331,917.39	93,098,479.16	109,090,049.00	0.00	2,392,650.39	106,697,398.61

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1A	440000359	03/15/24	0.00	0.00	37,357,069.40	0.00	0.00	37,357,069.40	0.00	0.00	37,357,069.40
1B	440000360	03/15/24	0.00	0.00	37,357,069.40	0.00	0.00	37,357,069.40	0.00	0.00	37,357,069.40
3	440000375	07/17/23	0.00	0.00	23,213,920.01	0.00	0.00	(13,254.79)	0.00	0.00	23,215,254.04
		04/17/23	0.00	0.00	23,227,174.80	0.00	0.00	(5,669.09)	0.00	0.00
		11/18/22	0.00	0.00	23,232,843.89	0.00	0.00	1,246.00	0.00	0.00
		10/17/22	0.00	0.00	23,231,597.89	0.00	0.00	1,250.00	0.00	0.00
		09/16/22	0.00	0.00	23,230,347.89	0.00	0.00	(1,226,476.84)	0.00	0.00
		08/17/22	0.00	0.00	24,458,158.76	0.00	0.00	2,139.00	0.00	0.00
		06/17/22	0.00	0.00	24,456,019.76	0.00	0.00	1,334.03	0.00	0.00
		05/17/22	0.00	0.00	24,454,685.73	0.00	0.00	1,242.00	0.00	0.00
		03/17/22	0.00	0.00	24,453,443.73	0.00	0.00	48,145.00	0.00	0.00
		02/17/22	0.00	0.00	24,405,298.73	0.00	0.00	(1,212,294.17)	0.00	0.00
		01/18/22	0.00	0.00	25,617,592.90	0.00	0.00	10,527.50	0.00	0.00
		12/17/21	0.00	0.00	25,607,065.40	0.00	0.00	25,607,065.40	0.00	0.00
6	310922175	04/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	300571108	06/17/20	0.00	0.00	18,777.74	0.00	0.00	18,777.74	0.00	0.00	18,777.74
18	440000381	12/15/23	0.00	0.00	8,750,067.06	0.00	0.00	8,750,067.06	0.00	0.00	8,750,067.06
29	28000450	10/18/19	0.00	0.00	495.00	0.00	0.00	495.00	0.00	0.00	495.00
		07/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	28000461	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	106,697,398.61	0.00	0.00	106,698,732.64	0.00	0.00	106,698,732.64

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,833.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,409.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,278.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,000.00	0.00	0.00	11,427.52	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	8,840.82	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,521.26	0.00	0.00	11,427.52	0.00	8,840.82	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		37,789.60

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26